Share Capital - ATM Share Issuances and Programs (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended		20 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024	Jul. 31, 2025	Aug. 08, 2025	Nov. 17, 2023
ATM offering
Share Capital
Common shares reserved for future issuance							$ 50.0	$ 50.0
Net proceeds						$ 50.0
Current ATM Program
Share Capital
Shares issued (in shares)				3,508,910
Sale of stock per share				$ 3.88
Proceeds from issuing shares		$ 13.6	$ 13.3	$ 13.6
Previous ATM Program
Share Capital
Shares issued (in shares)		28,802,409	3,551,390	14,637,960	10,613,059
Sale of stock per share		$ 1.74	$ 1.86	$ 1.88	$ 1.49
Proceeds from issuing shares			$ 6.6		$ 15.8
Proceeds from issuing shares		$ 50.0		$ 27.6
Net proceeds		$ 47.7	$ 6.4	$ 26.9	$ 15.4
Major Ordinary Share Transactions | ATM offering
Share Capital
Shares issued (in shares)	2,222,342
Net proceeds	$ 10.6
Major Ordinary Share Transactions | Current ATM Program
Share Capital
Shares issued (in shares)	45,500
Proceeds from issuing shares	$ 0.2
Net proceeds	$ 0.2